Inventories	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2023	2024
	USD	USD
Finished goods	6,146,499	4,926,130
Impairment provision	(360,883)	(476,998)
Inventories, net	5,785,616	4,449,132

Impairment expenses were USD190,594, USD Nil and USD116,115 recognized for the year ended March 31, 2022, 2023 and 2024, respectively. Inventories recognized in cost of goods sold were USD29,164,263, USD28,112,321 and USD21,311,442 for the year ended March 31, 2022, 2023 and 2024, respectively.